Operating costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating costs

Note 5 Operating costs

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Labour costs
Wages, salaries and related taxes and benefits		(4,158)	(4,016)
Post-employment benefit plans service cost (net of capitalized amounts)	22	(242)	(224)
Other labour costs (1)		(1,056)	(1,036)
Less:
Capitalized labour		1,043	967
Total labour costs		(4,413)	(4,309)
Cost of revenues (2)		(7,056)	(6,705)
Other operating costs (3)		(2,072)	(1,917)
Total operating costs		(13,541)	(12,931)

(1)	Other labour costs include contractor and outsourcing costs.

(2)	Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.

(3)	Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, IT costs, professional service fees and rent.

Research and development expenses of $119 million and $147 million are included in operating costs for 2017 and 2016, respectively.